Note 25 - Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Quarterly Financial Information [Text Block]
(25)	Quarterly Financial Data (Unaudited)

Selected quarterly results of operations for the four quarters ended December 31 are as follows:

	(In Thousands, except per share data)
	2020				2019				2018
	Fourth	Third	Second	First	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
Interest income	$30,351	30,961	31,569	30,087	$29,897	30,329	29,567	28,284	$27,585	26,298	25,548	24,094
Interest expense	3,969	4,112	4,308	4,994	5,522	5,991	5,923	5,211	4,606	3,656	3,097	2,659
Net interest income	26,382	26,849	27,261	25,093	24,375	24,338	23,644	23,073	22,979	22,642	22,451	21,435
Provision for loan losses	3,065	1,038	4,124	1,469	686	167	154	1,033	1,097	1,088	1,090	1,023
Earnings before income taxes	10,771	14,669	11,313	11,357	10,222	13,556	12,451	10,882	10,708	10,718	9,798	10,153
Net earnings	8,902	11,532	9,027	9,031	7,972	10,266	9,516	8,290	9,833	7,972	7,309	7,480
Basic earnings per common share	0.81	1.05	0.83	0.83	0.74	0.95	0.89	0.77	0.93	0.75	0.69	0.71
Diluted earnings per common share	0.81	1.05	0.83	0.83	0.74	0.95	0.89	0.77	0.92	0.75	0.69	0.71